Loss Per Common Share (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Weighted average number of common shares outstanding	132,395,752	119,880,200	112,613,845